[MFS INVESTMENT MANAGEMENT LOGO]

                                                               Semiannual Report
                                                               February 28, 1997

MFS(R) Municipal Bond Fund

[silhouette of two people in front of window]

Table of Contents
Letter from the Chairman  ............   1
Portfolio Manager's Overview .........   2
Portfolio Manager's Profile  .........   4
Fund Facts ...........................   4
Performance Summary ..................   5
Portfolio of Investments  ............   6
Financial Statements   ...............  16
Notes to Financial Statements   ......  22
The MFS Family of Funds[Reg] .........  28
Trustees and Officers  ...............  29


--------------------------------------------------------------------------------
Highlights

(bullet) For the six months ended February 28, 1997, Class A shares of the Fund provided a total return at net asset value of 3.95%, while Class B shares returned 3.39%.

(bullet) The municipal bond market has seen many more ratings upgrades recently than downgrades, reflecting the strong national economy as well as conservative budgetary practices by municipal officials.

(bullet) The Fund's credit structure is very strong, with 68% of the portfolio invested in bonds rated either "AAA" or "AA" by Standard & Poor's, and with 45% of the portfolio enhanced by bond insurance.

(bullet) The Fund's largest sector holdings are in general obligation and other tax-backed bonds, essential service utility revenue bonds, and pre-refunded bonds backed by an escrow fund of U.S. Treasuries.

--------------------------------------------------------------------------------

Letter from the Chairman


[GRAPHIC OMITTED]




                            Dear Shareholders:

                            After more than six years of expansion, the U.S. economy appears to be experiencing another year of moderate growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. However, some reason for caution can be seen in the continuing high levels of consumer debt and rising personal bankruptcies, as well as in the ongoing tightness in labor markets, which could add some inflationary pressures to the economy. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, which would represent a modest decline from 1996.

 In the bond markets, conflicting signals over the strength of the economy have created near-term volatility, while comments by Federal Reserve Board Chairman Alan Greenspan late in 1996 and earlier this year created some uncertainty about the Federal Reserve's next move. However, we expect the Fed to maintain its anti-inflationary stance should signs of more rapid economic growth and, particularly, higher inflation resurface. While inflationary forces largely remained in check in 1996, the continued strength in the labor market means that a pickup in inflation is still possible. At the same time, the U.S. budget deficit continues to decline and, as a percentage of gross domestic product, is now less than 2%, which we consider a positive development for the bond markets. Although interest rates may move higher over the coming months, we believe that, at current levels, fixed-income markets remain equitably valued.

 We appreciate your support and welcome any questions or comments you may have.


Respectfully,





/s/ A. Keith Brodkin
    A. Keith Brodkin

    Chairman and President

    March 12, 1997

Portfolio Manager's Overview


[GRAPHIC OMITTED]




                            Dear Shareholders:

                            On February 28, 1997, yields of long-term,
                            high-grade municipal bonds were 20 basis points
                            (0.20%) lower than on August 31, 1996. This
                            observation, however, masks the fact that this
                            period saw a continuation of dramatic interest rate
                            volatility. The course of interest rates changed
                            numerous times as investors' perceptions about the
                            strength of the economy, inflation, and the
                            prospects for Federal Reserve Board action changed
 Robert A. Dennis           frequently. The range of long-term municipal yields
                            from low to high was about 40 basis points (0.40%).

 For the six months ended February 28, 1997, Class A shares of the Fund provided a total return of 3.95%, while Class B shares returned 3.39%. These returns, which assume the reinvestment of distributions but exclude the effects of any sales charges, compare to average returns of 4.79% for general municipal bond funds as reported by Lipper Analytical Services and 5.13% for the Lehman Brothers Municipal Bond Index, an unmanaged index of about 8,000 investment-grade, mostly long-term bonds.

 As seen by the fact that the municipal bond market significantly outperformed the taxable market over the past year, the municipal market is in very good shape. Supply rose somewhat in 1996 over 1995 but is still very moderate by recent historical standards. Demand, primarily from casualty insurance companies and direct retail purchases, has been consistently more than sufficient to absorb the supply. In terms of credits, the market has seen many more upgrades of ratings than downgrades, reflecting the strong national economy as well as conservative budgetary practices by municipal officials. Indeed, the overall level of surplus balances enjoyed by state and local governments is the strongest in years.

 One of the most dramatic trends in the municipal market has been the continued rise in the penetration of bond insurance. Almost half of 1996's new issuance was enhanced by bond insurance. The role of bond insurance -- in conjunction with the very healthy condition of municipal credits and the relatively low absolute level of interest rates -- has contributed to the continued narrowing of already very low yield spreads among qualities in the municipal market. Accordingly, no one sector, state, or region represents unusual value in today's market, and investors are generally not being adequately compensated for investing in lower-grade bonds.

 Thus, the Fund's credit structure is very strong, with 68% of the portfolio invested in bonds rated either "AAA" or "AA" by Standard & Poor's, and with 45% of the portfolio enhanced by bond insurance. The Fund's largest sector holdings are in general obligation and other tax-backed bonds, essential service utility revenue bonds, and pre-refunded bonds backed by an escrow fund of U.S. Treasury securities. Portfolio structure is also characterized by excellent call protection, with 33% of the portfolio invested in noncallable bonds and most callable bonds having eight to 10 years of protection.

 The year 1996 proved to be one of disappointing results. The lagging performance was not due to underperformance by specific credits, sectors, or bond structures, nor did the Fund engage in any investment strategies that had not been successfully employed in the past. As noted previously, the bond market has been very volatile, with numerous changes of direction in interest rates, and the Fund's duration, or interest rate sensitivity, was frequently adjusted in an effort to position the Fund for what we thought to be the near-term trend in rates. Unfortunately, these efforts largely proved untimely as the Fund's duration often proved to be either somewhat too long or somewhat too short in the context of the actual moves in interest rates.

 We regret the Fund's recent underperformance. Going forward, we plan to seek to make the Fund less vulnerable to unexpected interest rates moves. We have re-evaluated the efficiency of various instruments, such as futures contracts, that we have used for hedging purposes. Furthermore, we intend to add value to the Fund by concentrating on our department's strengths -- experience in finding market aberrations and intensive credit research. Indeed, the Fund's performance during the first two months of 1997 already indicates more favorable results, although past performance is no guarantee of future results.

 The expertise of our municipal credit research staff should prove valuable in the months ahead as municipal issuers face a number of challenges, including coping with the new federal welfare reform law, possible cutbacks in federal Medicare and Medicaid payments, other possible federal aid cutbacks arising from further efforts to reduce the budget deficit, and the competitive challenges facing electric utilities as a result of deregulation trends.


Respectfully,





/S/ Robert A. Dennis
    Robert A. Dennis

    Portfolio Manager


--------------------------------------------------------------------------------
Portfolio Manager's Profile

Robert A. Dennis is Senior Vice President of MFS Investment Management and Portfolio Manager of MFS(reg) Municipal Bond Fund and MFS(reg) Municipal Limited Maturity Fund. Mr. Dennis, who joined MFS in 1980, was named Assistant Vice President-Investments in 1981, Vice President-Investments in 1983, and Senior Vice President in 1986. He is a graduate of Massachusetts Institute of Technology and its Sloan School of Management.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Fund Facts

Strategy:              The Fund's investment objective is to provide as high a
                       level of current income exempt from federal income taxes as is considered consistent with prudent investing and protection of shareholders' capital.


Commencement of
investment operations: Class A: December 16, 1976
                       Class B: September 7, 1993

Size:                  $1.77 billion net assets as of February 28, 1997

--------------------------------------------------------------------------------

Performance Summary

Because mutual funds like MFS Municipal Bond Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A and Class B shares for the applicable time periods.

Average Annual and Cumulative Total Rates of Return

Class A Investment Results

(net asset value change including reinvested distributions)

                                6 Months      1 Year       5 Years      10 Years
                                -----------   ---------   ----------   ---------
Cumulative Total Return             +3.95%        +3.30%   +40.19%      +101.74%
----------------------------      -------       -------   ---------    ---------
Average Annual Total Return            --         +3.30%   + 6.99%      +  7.27%
----------------------------      -------       -------   ---------    ---------
SEC Results                            --         -1.58%   + 5.95%      +  6.75%
----------------------------      -------       -------   ---------    ---------


Class B Investment Results


(net asset value change including reinvested distributions)

                                6 Months      1 Year       5 Years      10 Years
                                -----------   ---------   ----------   ---------
Cumulative Total Return             +3.39%        +2.35%   +35.28%      +94.52%
----------------------------      -------       -------   ---------    ---------
Average Annual Total Return            --         +2.35%   + 6.23%      + 6.88%
----------------------------      -------       -------   ---------    ---------
SEC Results                            --         -1.57%   + 5.91%      + 6.88%
----------------------------      -------       -------   ---------    ---------

All results represent past performance and are not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Class A SEC results include the maximum 4.75% sales charge. Class B SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class B shares have higher annual fees and expenses than Class A shares.


Class B share performance includes the performance of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares on September 7, 1993. Sales charges and operating expenses for Class A and Class B shares differ. The Class A share performance, which is included within the Class B share SEC results, has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the initial sales charge generally applicable to Class A shares. Class B share performance has not been adjusted, however, to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.


Fund results reflect any applicable expense subsidies and waivers, without which the performance results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details.

Portfolio of Investments (Unaudited) - February 28, 1997

Municipal Bonds - 94.0%
--------------------------------------------------------------------


                                                            Principal Amount
Issuer                                                        (000 Omitted)             Value
---------------------------------------------------------   ------------------   ---------------
General Obligation - 10.9%
 Chicago, IL, AMBAC, 5.5s, 2018                                  $11,800          $ 11,682,708
 Chicago, IL, Board of Education, MBIA, 6.25s, 2012                2,500             2,742,075
 Clark County, NV, Las Vegas Convention & Visitors
 Authority, MBIA, 5.5s, 2021                                       7,500             7,303,725
 Clark County, NV, School District, MBIA, 7s, 2010                 4,000             4,655,640
 Commonwealth of Massachusetts, 7s, 2007                           1,285             1,414,952
 Commonwealth of Massachusetts, 6.5s, 2008                         6,400             7,180,736
 Commonwealth of Massachusetts, FGIC, 7s, 2009                     7,000             8,215,690
 Detroit, MI, 6.25s, 2009                                          5,235             5,463,298
 Florida Board of Education, Capital Outlay, 9.125s,
 2014                                                              1,735             2,456,968
 Florida Board of Education, Capital Outlay, 6.4s, 2019            5,000             5,316,200
 New York City, NY, 7.5s, 2002                                    12,500            13,816,625
 New York City, NY, 7.5s, 2006                                     5,000             5,471,200
 New York City, NY, 7.65s, 2006                                    5,000             5,665,049
 New York City, NY, 7.5s, 2007                                    15,500            17,315,050
 New York City, NY, 7.5s, 2008                                    10,000            11,124,800
 New York City, NY, 7.7s, 2009                                     4,000             4,575,597
 New York City, NY, 5.75s, 2013                                    9,000             8,716,770
 New York City, NY, 5.75s, 2014                                    9,500             9,168,830
 New York City, NY, 5.75s, 2015                                   11,085            10,662,883
 New York City, NY, 6.6s, 2016[sec]                                4,000             3,993,880
 State of California, 5.5s, 2013###                                5,000             5,067,450
 State of California, 5.25s, 2019                                 10,200             9,644,712
 State of California, 5.25s, 2020                                  7,770             7,290,280
 State of Florida, Broward County Expressway
 Authority, 10s, 2014                                              4,350             6,526,349
 State of Washington, 6.75s, 2010                                  3,880             4,450,088
 State of Washington, 6s, 2012                                     4,360             4,665,026
 State of Washington, 5s, 2017                                     5,000             4,656,000
 Virginia Public School Authority, School Financing,
 5.125s, 2017                                                      5,000             4,764,850
                                                                                  -------------
                                                                                  $194,007,431
                                                                                  -------------
State and Local Appropriation - 26.2%
 California Public Works Board, Lease Rev. (California
 State University), AMBAC, 5.375s, 2017                          $10,000          $  9,702,300
 California Public Works Board, Lease Rev. (Department
 of Corrections), AMBAC, 5.25s, 2013                               6,795             6,667,118
 California Public Works Board, Lease Rev. (Department
 of Corrections), AMBAC, 5.5s, 2014                                8,000             7,980,560
 California Public Works Board, Lease Rev. (Department
 of Corrections), AMBAC, 5.5s, 2017                               10,305            10,156,608
 California Public Works Board, Lease Rev. (Department
 of Corrections), MBIA, 5.375s, 2019###                           10,055             9,554,161
 California Public Works Board, Lease Rev. (University
 of California), 5.5s, 2014                                        7,000             6,952,050
 California Public Works Board, Lease Rev. (University
 of California), 5s, 2023                                         10,000             8,902,600

--------------------------------------------------------------------


                                                              Principal Amount
Issuer                                                          (000 Omitted)           Value
-----------------------------------------------------------   ------------------   -------------
State and Local Appropriation - continued
 Chicago, IL, Board of Education Lease Certificates,
 MBIA, 6.25s, 2009                                                  $5,160          $5,649,374
 Chicago, IL, Board of Education Lease Certificates,
 MBIA, 6.25s, 2015                                                  27,295          29,661,204
 Collier County, FL, Certificates of Participation (FSA),
 5s, 2016                                                            7,000           6,487,950
 Hamilton Southeastern, Indiana School Building Corp.,
 First Mortgage, AMBAC, 5.5s, 2019                                   5,000           4,857,100
 Indiana Office Building Community Capital Complex
 Rev., 6.9s, 2011                                                    9,500          10,842,825
 Massachusetts Bay Transportation Authority, 6.1s, 2013             10,200          11,001,006
 Massachusetts Bay Transportation Authority, 5.875s,
 2015                                                                4,500           4,738,050
 Massachusetts Bay Transportation Authority, 7s, 2021               19,185          22,829,766
 Massachusetts Bay Transportation Authority, 5.625s,
 2026                                                               20,000          19,543,800
 Massachusetts Bay Transportation Authority, FSA,
 5.25s, 2020                                                         4,000           3,780,520
 Metropolitan Government of Nashville & Davidson
 Counties, TN, 7s, 2011                                              5,280           5,764,546
 Metropolitan Transportation Authority, NY, Service
 Contract, 7.4s, 2001                                                4,075           4,462,044
 Metropolitan Transportation Authority, NY, Service
 Contract, 7.375s, 2008                                              5,000           5,719,150
 Metropolitan Transportation Authority, NY, Service
 Contract, 5.75s, 2013                                               5,600           5,609,016
 Metropolitan Transportation Authority, NY, Service
 Contract, 5.5s, 2017                                               10,850          10,423,703
 New York Dormitory Authority Rev. (City University),
 5.75s, 2009                                                        10,000          10,124,100
 New York Dormitory Authority Rev. (City University),
 7s, 2009                                                           13,765          15,506,548
 New York Dormitory Authority Rev. (City University),
 7.5s, 2010                                                         15,650          18,407,060
 New York Dormitory Authority Rev. (City University),
 5.75s, 2013                                                        30,150          30,198,541
 New York Dormitory Authority Rev. (City University),
 AMBAC, 5.5s, 2016                                                   7,840           7,746,783
 New York Dormitory Authority Rev. (Department of
 Health), 5.75s, 2017                                                3,000           2,922,000
 New York Dormitory Authority Rev. (State
 University), 7.375s, 2010                                          16,100          18,731,384
 New York Dormitory Authority Rev. (State
 University), 5.5s, 2013                                             7,875           7,681,275
 New York Medical Care Facilities Finance Agency
 (Mental Health Services), 8.875s, 2007                              3,745           3,908,244
 New York Medical Care Facilities Finance Agency
 (Mental Health Services), 5.25s, 2019                               4,100           3,731,082

--------------------------------------------------------------------


                                                           Principal Amount
Issuer                                                       (000 Omitted)            Value
--------------------------------------------------------   ------------------   --------------
State and Local Appropriation - continued
 New York Medical Care Facilities Finance Agency
 (Mental Health Services), 7.875s, 2020                          $2,920          $ 3,218,074
 New York Urban Development Corp., 5.5s, 2015                    31,200           29,820,336
 New York Urban Development Corp., MBIA, 5.5s,
 2019                                                             3,500            3,451,420
 New York Urban Development Corp. (Correctional
 Facilities), 5.75s, 2013                                        10,530           10,480,930
 New York Urban Development Corp. (Correctional
 Facilities), 5.5s, 2014                                          5,000            4,848,150
 New York Urban Development Corp. (Correctional
 Facilities), 5.375s, 2015                                       10,000            9,484,500
 New York Urban Development Corp. (Correctional
 Facilities), 5.25s, 2021                                        24,700           22,390,550
 Rhode Island Convention Center Authority, MBIA,
 5.25s, 2015                                                     18,280           17,551,359
 Rhode Island Convention Center Authority, MBIA, 5s,
 2023                                                            21,110           18,873,396
 San Bernardino, CA, Joint Powers Financing Authority
 Lease Rev. (California Department of Transportation),
 5.5s, 2014                                                      10,000            9,819,800
 San Bernardino, CA, Joint Powers Financing Authority
 Lease Rev. (California Department of Transportation),
 5.5s, 2020                                                       4,000            3,855,920
                                                                                ------------
                                                                                $464,036,903
                                                                                ------------
Refunded and Special Obligations - 24.3%
 Alameda County, CA, Certificates of Participation,
 BIGI, 7.25s, 2000                                              $16,765          $18,833,801
 Alameda County, CA, Certificates of Participation,
 BIGI, 7.25s, 2000+                                               9,330           10,481,322
 Austin, TX, Utility Systems Rev., 10.75s, 2000                   2,615            3,104,476
 Austin, TX, Water, Sewer & Electric Rev., 14.25s,
 1997                                                             1,305            1,331,700
 Chicago, IL, Metropolitan Water Reclamation District
 (Capital Improvement), 6.8s, 2008                                5,000            5,417,150
 Chicago, IL, Public Building Commission Mortgage
 Rev., ETM, MBIA, 7.125s, 2015                                    6,590            7,059,340
 Clark County, NV, School District, MBIA, 7s, 2001               10,050           11,133,088
 Commonwealth of Massachusetts, 6.875s, 2001                      4,825            5,380,068
 Commonwealth of Massachusetts, Consolidated Loan
 Series D, 7s, 2007                                               3,305            3,694,362
 Commonwealth of Massachusetts, FGIC, 7.25s, 2000                11,220           12,353,220
 Delaware County, PA, Hospital Rev. (Keystone Health
 System), MBIA, 7.2s, 1999                                        5,440            5,933,462
 Detroit, MI, Water Supply System Rev., FGIC, 7.25s,
 2000                                                             4,575            5,075,231
 Eden Township, CA, Health Facilities Authority (Eden
 Hospital), 7.8s, 1998                                            4,000            4,288,320

8

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Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
--------------------------------------------------------------------


                                                            Principal Amount
Issuer                                                        (000 Omitted)          Value
---------------------------------------------------------   ------------------   ------------
Refunded and Special Obligations - continued
 Florida Board of Education Administration, Capital
 Outlay, ETM, 9.125s, 2014                                        $  265         $  376,358
 Indianapolis, IN, Local Public Improvement Rev., 7.4s,
 2000                                                              3,710          4,126,596
 Maryland Health & Higher Education Facilities
 Authority Rev. (University of Maryland Medical
 System), FGIC, 7s, 2001                                           7,945          8,897,685
 Massachusetts Port Authority Rev., ETM, 13s, 2013                 3,500          5,930,155
 Massachusetts Water Resources Authority, 7.5s, 2000              15,850         17,596,829
 Massachusetts Water Resources Authority, 7.625s,
 2000                                                             15,760         17,553,015
 Metropolitan Transportation Authority, NY, Service
 Contract, 7.5s, 2000                                              4,350          4,858,994
 Michigan Hospital Finance Authority Rev. (Oakwood
 Hospital), FGIC, 7.1s, 2000                                       4,000          4,418,960
 Michigan Hospital Finance Authority Rev. (Oakwood
 Hospital), FGIC, 7.2s, 2015                                      18,590         20,632,855
 Michigan Municipal Bond Authority Rev. (Wayne
 County), FGIC, 7s, 2000                                          10,000         10,997,500
 Missouri Regional Convention & Sports Complex
 Authority, 6.8s, 2003                                             8,950         10,090,140
 Missouri Regional Convention & Sports Complex
 Authority, 6.9s, 2003                                            21,520         24,380,654
 New York City, NY, 8s, 2001                                       2,475          2,861,620
 New York Dormitory Authority Rev. (City University),
 7.875s, 2000                                                     10,600         11,962,206
 New York Medical Care Facilities Finance Agency
 (Mental Health Services), 8.875s, 1997                            4,205          4,367,565
 New York Medical Care Facilities Finance Agency
 (Mental Health Services), 7.875s, 2000                            6,690          7,574,953
 New York Urban Development Corp. (Correctional
 Facilities), 7.625s, 2001                                         7,570          8,562,124
 New York Urban Development Corp. (Correctional
 Facilities), 7.375s, 2002                                         4,000          4,567,080
 Pennsylvania Convention Center Authority Rev., FGIC,
 6.7s, 2016                                                       51,195         58,754,966
 Philadelphia, PA, Municipal Authority Rev. (Justice
 Lease), FGIC, 7.1s, 2001                                          6,000          6,777,600
 Philadelphia, PA, Municipal Authority Rev. (Justice
 Lease), FGIC, 7.125s, 2001                                        4,500          5,087,925
 Philadelphia, PA, School District, MBIA, 7s, 2005                 9,440         10,473,869
 San Diego, CA, Regional Building Authority Lease
 Rev. (San Miguel), MBIA, 7.25s, 2000                              4,000          4,397,920
 Santa Clara County, CA, Certificates of Participation
 (American Baptist Homes West), CA-MTG-INS, 8s,
 1998                                                              5,200          5,518,032
 Southern California Public Power Authority Rev., 12s,
 1997                                                              2,400          2,465,616

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Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
--------------------------------------------------------------------


                                                              Principal Amount
Issuer                                                          (000 Omitted)            Value
-----------------------------------------------------------   ------------------   --------------
Refunded and Special Obligations - continued
 State of Florida, Jacksonville Transportation Authority,
 ETM, 9.2s, 2015                                                    $2,000          $ 2,763,900
 Sullivan County, TN, Health, Educational and Housing
 Facilities Board Rev. (Holston Valley Health Care),
 MBIA, 7.25s, 2000                                                   4,000            4,399,360
 Washington Public Power Supply System Rev., Nuclear
 Project #2, 7.375s, 2000                                           28,845           32,062,083
 Washington Public Power Supply System Rev., Nuclear
 Project #2, 7.625s, 2001                                           10,815           12,211,865
 Washington Public Power Supply System Rev., Nuclear
 Project #3, 7.25s, 2000                                            20,000           21,905,200
                                                                                   ------------
                                                                                   $430,659,165
                                                                                   ------------
Airport and Port Revenue - 3.6%
 Chicago, IL, O'Hare International Airport Rev.,
 AMBAC, 5.625s, 2014                                                $6,345          $ 6,344,111
 Connecticut Airport Rev. (Bradley International
 Airport), FGIC, 7.65s, 2012                                         5,000            5,776,400
 Denver, CO, City & County Airport Rev., MBIA,
 5.75s, 2016                                                        10,000           10,062,700
 Denver, CO, City & County Airport Rev., MBIA, 5.6s,
 2020                                                               31,530           31,040,024
 Port of Seattle, WA, FGIC, 5.5s, 2021                              10,000            9,789,700
                                                                                   ------------
                                                                                   $ 63,012,935
                                                                                   ------------
Electric and Gas Utility Revenue - 12.7%
 Austin, TX, Utility Systems Rev., AMBAC, 6.75s,
 2012                                                               $2,500          $ 2,693,450
 Intermountain Power Agency, UT, Power Supply Rev.,
 6.15s, 2014##                                                      44,600           46,690,848
 Intermountain Power Agency, UT, Power Supply Rev.,
 AMBAC, 6s, 2021                                                     5,000            5,067,200
 Intermountain Power Agency, UT, Power Supply Rev.,
 MBIA, 6s, 2016                                                     10,000           10,335,600
 Intermountain Power Agency, UT, Power Supply Rev.,
 MBIA, 5.7s, 2017                                                   12,000           12,053,520
 M S R Public Power Agency, CA, MBIA, 5.375s, 2014                   3,000            2,967,660
 Massachusetts Municipal Wholesale Electric Co.,
 MBIA, 6.75s, 2017                                                   6,030            6,526,993
 Municipal Electric Authority of Georgia, Special
 Obligation, AMBAC, 6.5s, 2017                                       8,510            9,617,917
 Municipal Electric Authority of Georgia, Special
 Obligation, FGIC, 5.5s, 2020                                        5,045            5,064,373
 Municipal Electric Authority of Georgia, Special
 Obligation, MBIA, 5.5s, 2020                                       17,190           17,345,913
 North Carolina Eastern Municipal Power, MBIA, 5.7s,
 2013                                                                7,000            7,123,340
 North Carolina Eastern Municipal Power, MBIA,
 5.625s, 2014                                                        7,735            7,761,067

--------------------------------------------------------------------


                                                          Principal Amount
Issuer                                                      (000 Omitted)            Value
-------------------------------------------------------   ------------------   --------------
Electric and Gas Utility Revenue - continued
 Northern California Transmission Agency (Oregon
 Transmission), MBIA, 7s, 2013                                  $4,000          $ 4,745,880
 Piedmont, SC, Municipal Power Agency, Electric Rev.,
 FGIC, 6.25s, 2021                                               4,150            4,549,064
 Southern California Public Power Authority Rev.,
 Transmission Project Rev., 0s, 2005                             9,465            5,719,321
 Southern California Public Power Authority Rev. (San
 Juan Unit Power), MBIA, 5.25s, 2014                            14,940           14,497,626
 Washington Public Power Supply System Rev. (Nuclear
 Project #1), MBIA, 5.75s, 2010                                 13,100           13,388,986
 Washington Public Power Supply System Rev. (Nuclear
 Project #1), MBIA, 5.5s, 2015                                   4,000            3,855,920
 Washington Public Power Supply System Rev. (Nuclear
 Project #1), MBIA, 5.5s, 2017                                  12,860           12,296,989
 Washington Public Power Supply System Rev. (Nuclear
 Project #2), MBIA, 5.625s, 2010                                10,000           10,107,700
 Washington Public Power Supply System Rev. (Nuclear
 Project #2), MBIA, 5.7s, 2012                                   5,000            5,030,600
 Washington Public Power Supply System Rev. (Nuclear
 Project #2), 7s, 2012                                           6,000            6,600,240
 Washington Public Power Supply System Rev. (Nuclear
 Project #3), FGIC, 0s, 2005                                     6,895            4,496,368
 Washington Public Power Supply System Rev. (Nuclear
 Project #3), 7.125s, 2016                                       5,145            5,943,658
                                                                               ------------
                                                                               $224,480,233
                                                                               ------------
Health Care Revenue - 1.6%
 Cuyahoga County, OH, Hospital Rev. (Cleveland
 Clinic), 8s, 2015                                              $8,550          $ 8,868,488
 Maryland Health & Higher Education Facilities
 Authority Rev. (The Johns Hopkins Hospital), 5s,
 2023                                                           13,095           11,918,938
 Michigan Hospital Finance Authority Rev. (Henry
 Ford), 5.25s, 2020                                              4,000            3,777,120
 Pennsylvania Higher Education Facilities, Health
 Services Rev. (University of Pennsylvania), 5.75s,
 2022                                                            4,515            4,528,545
                                                                               ------------
                                                                               $ 29,093,091
                                                                               ------------
Industrial Revenue (Corporate Guarantee) - 1.0%
 Farmington, NM, Pollution Control Rev. (Public
 Service Co. of New Mexico), AMBAC, 5.7s, 2016                  $9,250          $ 9,226,597
 Mercer County, ND, Pollution Control Rev. (Antelope
 Valley Station), AMBAC, 7.2s, 2013                              4,000            4,773,880
 Michigan Strategic Fund Limited Obligation Rev.
 (Detroit Edison), MBIA, 7s, 2008                                3,000            3,485,730
                                                                               ------------
                                                                                $17,486,207
                                                                               ------------

--------------------------------------------------------------------


                                                              Principal Amount
Issuer                                                          (000 Omitted)           Value
-----------------------------------------------------------   ------------------   -------------
Insured Health Care Revenue - 4.9%
 Chatham County, GA, Hospital Authority Rev.
 (Memorial Medical Center), AMBAC, 5.25s,
 2016                                                               $3,000          $2,868,060
 Davenport, IA, Hospital Rev. (St. Luke's Hospital),
 AMBAC, 7.4s, 2020                                                   2,715           2,962,363
 Deerfield, IL (Jewish Federation), AMBAC, 5.375s,
 2020                                                                8,000           7,586,320
 Harris County, TX, Health Facilities (Memorial
 Hospital), 5.5s, 2017                                               4,500           4,308,480
 Illinois Health Facilities Authority Rev. (Advocate
 Health System), MBIA, 5.7s, 2011                                    4,500           4,594,905
 Illinois Health Facilities Authority (Methodist Health
 Care Center), MBIA, 9.983s, 2021[dbldag][dbldag]                    3,000           3,460,890
 Maryland Health & Higher Education Facilities
 Authority Rev. (Francis Scott Key Medical Center),
 FGIC, 5s, 2013                                                      3,200           3,047,360
 Massachusetts Health & Education Facilities Authority
 (University Hospital), MBIA, 7.25s, 2019[dbldag][dbldag]            4,500           4,909,815
 Medical Center Hospital Authority, GA, 8.851s,
 2010                                                                4,000           4,485,640
 Michigan Hospital Finance Authority Rev. (Sisters of
 Mercy Hospital), MBIA, 5.375s, 2014                                 9,000           8,923,050
 New York Medical Care Facilities Financing Agency
 Rev. (Hospital and Nursing Home FHA Mortgage),
 7.625s, 2023                                                        3,500           3,667,650
 Peninsula Ports Authority, VA, Hospital Facilities Rev.
 (Whittaker Memorial), FHA, 8.7s, 2023                               1,595           1,649,326
 Salt Lake City, UT, Hospital Rev. (Intermountain
 Health Care Hospitals, Inc.), AMBAC, 9.743s,
 2020[dbldag][dbldag]                                                2,000           2,280,020
 Sayre, PA, Health Care Facilities Authority Rev.
 (Guthrie Healthcare Systems), AMBAC, 7s, 2011                       6,000           6,495,840
 Tarrant County, TX, Health Facilities Development
 Corp. (Fort Worth Osteopathic), MBIA, 6s, 2021                      6,000           6,373,920
 Washington County, PA, Hospital Authority Rev.
 (Washington Hospital), AMBAC, 7.15s, 2017                           9,000           9,754,740
 Wisconsin Health & Educational Facilities (Sisters of
 the Sorrowful Mothers), MBIA, 5.7s, 2026                            5,000           4,944,250
 Wisconsin Health & Educational Facilities (United
 Health Group, Inc.), MBIA, 5.5s, 2020                               5,600           5,398,120
                                                                                   -----------
                                                                                   $87,710,749
                                                                                   -----------
Multi-Family Housing Revenue - 0.5%
 Colorado Housing Finance Authority, FHA, 8.3s, 2023                $4,000         $ 4,210,400
 New York Housing Finance Agency Rev., FSA, 6.125s,
 2020                                                                4,000           4,095,280
                                                                                   -----------
                                                                                    $8,305,680
                                                                                   -----------

--------------------------------------------------------------------


                                                           Principal Amount
Issuer                                                       (000 Omitted)               Value
--------------------------------------------------------   ------------------   -----------------
Sales and Excise Tax Revenue - 1.9%
 Illinois Dedicated Tax Rev. (Civic Center), AMBAC,
 6.25s, 2011                                                     $3,640           $   4,045,824
 Illinois Sales Tax Rev., 6.5s, 2022                              5,000               5,606,200
 Illinois Sales Tax Rev. (Public Improvement), 0s,
 2009                                                             8,965               4,593,845
 Metropolitan Atlanta, GA, Rapid Transit Authority,
 6.25s, 2018                                                      4,580               4,989,818
 Rhode Island Depositors Economic Protection Corp.,
 FSA, 5.75s, 2014                                                14,800              15,158,160
                                                                                 --------------
                                                                                  $  34,393,847
                                                                                 --------------
Solid Waste Revenue - 0.4%
 Northeast Maryland, Waste Disposal Authority
 (Southwest County Resource Recovery), MBIA, 7.2s,
 2005                                                            $3,000           $   3,429,480
 York County, PA, Industrial Development Rev., 8.2s,
 2014                                                             4,250               4,485,280
                                                                                 --------------
                                                                                  $   7,914,760
                                                                                 --------------
Special Assessment District - 0.3%
 Chico, CA, Public Finance Authority Rev. (Southeast
 Chico Redevelopment), FGIC, 6.625s, 2021                        $5,000           $   5,320,300
                                                                                 --------------
Turnpike Revenue - 2.2%
 Chicago, IL, Skyway Toll Bridge, MBIA, 5.375s, 2016             $4,500           $   4,326,480
 New Jersey Transportation Trust Fund Authority,
 Transport Systems, 5.25s, 2015                                   5,000               4,833,550
 Texas Turnpike Authority, Dallas Thruway (President
 George Bush Turnpike), AMBAC, 5s, 2016                           4,500               4,172,445
 Triborough Bridge & Tunnel Authority, NY, 7.25s,
 2010                                                            22,905              25,944,952
                                                                                 --------------
                                                                                  $  39,277,427
                                                                                  -------------
Universities - 2.5%
 Massachusetts Health & Education Facilities (Harvard
 University), 6.25s, 2020                                       $32,200           $  35,522,396
 Pennsylvania Higher Educational Facilities Authority,
 College & University Rev. (Hahnemann University),
 MBIA, 7.2s, 2019                                                 4,015               4,365,429
 Texas A & M University (Permanent University Fund),
 0s, 2007                                                         6,695               3,968,595
                                                                                 --------------
                                                                                  $  43,856,420
                                                                                 --------------
Water and Sewer Utility Revenue - 1.0%
 Dade County, FL, Water & Sewer Systems Rev., FGIC,
 5.375s, 2016                                                   $10,000           $   9,778,900
 East Bay, CA, Municipal Utility District (Water
 Systems Rev.), MBIA, 5s, 2014                                    7,900               7,444,724
                                                                                 --------------
                                                                                  $  17,223,624
                                                                                  -------------
Total Municipal Bonds (Identified Cost, $1,535,356,884)                          $1,666,778,772
-------------------------------------------------------------------------------  --------------

Floating Rate Demand Notes - 5.2%
--------------------------------------------------------------------


                                                             Principal Amount
Issuer                                                         (000 Omitted)           Value
----------------------------------------------------------   ------------------   -------------
 Allegheny County, PA, Hospital Development
 Authority Rev. (Presbyterian Health), due 2020                   $12,340         $12,340,000
 Burke County, GA, Development Authority, Pollution
 Control Rev. (Vogtle), due 2020                                    1,200           1,200,000
 Charleston County, SC, Industrial Rev. (Massey Coal),
 due 2007                                                           1,900           1,900,000
 Dade County, FL, Industrial Development Authority,
 Pollution Control Rev. (Florida Power & Light Co.),
 due 2020                                                           3,435           3,435,000
 East Baton Rouge Parish, LA, Pollution Control Rev.
 (Exxon), due 2019                                                  4,000           4,000,000
 Harris County, TX, Health Facilities Development
 Corp. (Methodist Hospital), due 2025                                 300             300,000
 Harris County, TX, Industrial Development Corp.,
 Pollution Control Rev. (Exxon), due 2024                           2,600           2,600,000
 Hillsborough County, FL, Pollution Control Rev.
 (Tampa Electric Co.), due 2018                                     6,100           6,100,000
 Jackson County, MS, Pollution Control Rev. (Chevron
 USA, Inc.), due 2023                                               5,600           5,600,000
 Jacksonville, FL, Pollution Control Rev. (Florida Power
 & Light Co.), due 2029                                             2,500           2,500,000
 Lincoln County, WY, Pollution Control Rev. (Exxon),
 due 2014                                                           5,400           5,400,000
 Lubbock, TX, Health Facilities Development Corp.
 Rev. (St. Joseph Health System), due 2013                            800             800,000
 Maricopa County, AZ, Industrial Development
 Authority (Samaritan Health Services Hospital), due
 2008                                                                 100             100,000
 Massachusetts Health & Education Facilities Authority
 Rev., due 2035                                                     4,700           4,700,000
 New York City, NY, due 2035                                        4,800           4,800,000
 New York City, NY, City Municipal Water Finance
 Authority, due 2024                                                3,600           3,600,000
 Peninsula Ports Authority, VA (Shell Oil Co.), due
 2005                                                               4,235           4,235,000
 St. Lucie County, FL, Pollution Control Rev. (Florida
 Power & Light Co.), due 2027                                       7,300           7,300,000

--------------------------------------------------------------------


                                                         Principal Amount
Issuer                                                    (000 Omitted)              Value
-----------------------------------------------------   ------------------   ----------------
 Uinta County, WY, Pollution Control Rev. (Chevron
 USA, Inc.), due 2020                                    $20,500              $  20,500,000
----------------------------------------------------    --------              -------------
Total Floating Rate Demand Notes, at Identified Cost                          $  91,410,000
----------------------------------------------------------------------------  -------------
Total Investments (Identified Cost, $1,626,766,884)                          $1,758,188,772
----------------------------------------------------                         --------------
Other Assets, Less Liabilities - 0.8%                                            14,590,551
----------------------------------------------------                         --------------
Net Assets - 100.0%                                                          $1,772,779,323
----------------------------------------------------                         --------------

  [sec]Indexed security.

 [dbldag][dbldag]Inverse floating rate security.

  +Restricted security.

 ##SEC Rule 144A restriction.

###Security segregated as collateral for an open futures contract.

See notes to financial statements

Financial Statements

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------


February 28, 1997
------------------------------------------------------------------------
Assets:
 Investments, at value (identified cost, $1,626,766,884)                  $1,758,188,772
 Cash                                                                             29,852
 Receivable for Fund shares sold                                               2,171,856
 Receivable for investments sold                                              31,011,567
 Interest receivable                                                          23,393,587
 Other assets                                                                     22,187
                                                                          --------------
  Total assets                                                            $1,814,817,821
                                                                          --------------
Liabilities:
 Distributions payable                                                    $    3,283,028
 Payable for Fund shares reacquired                                            1,892,434
 Payable for investments purchased                                            36,447,728
 Payable for daily variation margin on open futures contracts                     79,594
 Payable to affiliates -
  Management fee                                                                  20,995
  Shareholder servicing agent fee                                                  6,370
  Distribution fee                                                                 1,505
 Accrued expenses and other liabilities                                          306,844
                                                                          --------------
  Total liabilities                                                       $   42,038,498
                                                                          --------------
Net assets                                                                $1,772,779,323
                                                                          --------------
Net assets consist of:
 Paid-in capital                                                          $1,638,757,854
 Unrealized appreciation on investments                                      131,768,474
 Accumulated undistributed net realized gain on investments                    3,261,270
 Accumulated distributions in excess of net investment income                 (1,008,275)
                                                                          --------------
  Total                                                                   $1,772,779,323
                                                                          --------------
Shares of beneficial interest outstanding                                    162,965,847
                                                                           -------------
Class A shares:
 Net asset value and redemption price per share
(net assets of $1,699,439,178(divided by)156,220,194 shares of beneficial interest outstanding)
                                                                                  $10.88
                                                                               ---------
 Offering price per share (100/95.25)                                             $11.42
                                                                               ---------
Class B shares:
 Net asset value and offering price per share
 (net assets of $73,340,145(divided by)6,745,653 shares of beneficial interest
 outstanding)                                                                     $10.87
                                                                               ---------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statement of Operations (Unaudited)
--------------------------------------------------------------------


Six Months Ended February 28, 1997
-----------------------------------------------------
Net investment income:
 Interest income                                        $ 56,242,366
                                                        ------------
 Expenses -
  Management fee                                        $  3,784,795
  Trustees' compensation                                      41,715
  Shareholder servicing agent fee                            388,575
  Shareholder servicing agent fee (Class A)                  706,577
  Shareholder servicing agent fee (Class B)                   53,868
  Distribution and service fee (Class B)                     301,295
  Custodian fee                                              240,531
  Printing                                                    46,713
  Auditing fees                                               26,446
  Postage                                                     19,288
  Legal fees                                                   3,054
  Administration                                                 681
  Miscellaneous                                              285,128
                                                        ------------
   Total expenses                                       $  5,898,666
  Fees paid indirectly                                      (166,371)
                                                        ------------
   Net expenses                                         $  5,732,295
                                                        ------------
    Net investment income                               $ 50,510,070
                                                        ------------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                               $ 23,704,466
  Futures contracts                                      (18,802,799)
                                                        ------------
   Net realized gain on investments                     $  4,901,667
                                                        ------------
 Change in unrealized appreciation (depreciation) -
  Investments                                           $ 20,560,589
  Futures contracts                                       (1,441,852)
                                                        ------------
   Net unrealized gain on investments                   $ 19,118,737
                                                        ------------
    Net realized and unrealized gain on investments     $ 24,020,404
                                                        ------------
     Increase in net assets from operations             $ 74,530,475
                                                        ------------


See notes to financial statements

Statement of Changes in Net Assets
--------------------------------------------------------------------


                                                   Six Months Ended
                                                   February 28, 1997         Year Ended
                                                        (Unaudited)      August 31, 1996
                                                   -------------------   -----------------
Increase (decrease) in net assets:
From operations -
 Net investment income                              $    50,510,071      $   105,338,973
 Net realized gain on investments                         4,901,667           24,385,079
 Net unrealized gain (loss) on investments               19,118,737          (33,508,051)
                                                    ---------------      ---------------
  Increase in net assets from operations            $    74,530,475      $    96,216,001
                                                    ---------------      ---------------
Distributions declared to shareholders -
 From net investment income (Class A)               $   (48,664,857)     $  (101,464,492)
 From net investment income (Class B)                    (1,636,596)          (2,800,303)
                                                    ---------------      ---------------
  Total distributions declared to shareholders      $   (50,301,453)     $  (104,264,795)
                                                    ---------------      ---------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                   $ 1,258,814,639      $ 1,980,944,467
 Net asset value of shares issued to
 shareholders in reinvestment of
 distributions                                           33,306,246           60,332,570
 Cost of shares reacquired                           (1,412,161,365)      (2,169,208,109)
                                                    ---------------      ---------------
  Decrease in net assets from Fund share
  transactions                                      $  (120,040,480)     $  (127,931,072)
                                                    ---------------      ---------------
   Total decrease in net assets                     $   (95,811,458)     $  (135,979,866)
Net assets:
 At beginning of period                               1,868,590,781        2,004,570,647
                                                    ---------------      ---------------
 At end of period (including accumulated
 distributions in excess of net investment
 income of $1,008,275 and $1,216,893,
 respectively)                                      $ 1,772,779,323      $ 1,868,590,781
                                                    ---------------      ---------------

See notes to financial statements

Financial Highlights
--------------------------------------------------------------------




                                             Six Months     Year Ended August 31,      Ten             Year Ended October
                                                  Ended                               Months                   31,
                                           February 28,    ---------------------      Ended            --------------------
                                                  1997                              August 31,
                                            (Unaudited       1996      1995               1994       1993      1992
                                        --------------- ---------- ----------  ---------------- ---------- ---------
                                               Class A
                                        ----------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period        $ 10.75      $10.83     $10.68         $   11.64     $10.73    $10.80
                                             --------     ------     ------         ---------     ------    ------
Income from investment operation# -
 Net investment income                       $  0.29      $ 0.59     $ 0.60         $    0.51     $ 0.61    $ 0.66
 Net realized and unrealized gain
  (loss) on investments                         0.13       (0.09)      0.15             (0.77)      1.14      0.09
                                             --------     ------     ------         ---------     ------    ------
  Total from investment
   operations                                $  0.42      $ 0.50     $ 0.75         $   (0.26)    $ 1.75    $ 0.75
                                             --------     ------     ------         ---------     ------    ------
Less distributions declared to
 shareholders -
 From net investment income                  $ (0.29)     $(0.58)    $(0.60)        $   (0.47)    $(0.66)   $(0.66)
 In excess of net investment income             --          --         --               (0.04)     (0.03)     --
 From net realized gain on
  investments                                   --          --         --               (0.16)     (0.15)    (0.16)
 In excess of net realized gain on
  investments                                   --          --         --               (0.03)      --        --
                                             --------     ------     ------         ---------     ------    ------
  Total distributions declared to
   shareholders                              $ (0.29)     $(0.58)    $(0.60)        $   (0.70)    $(0.84)   $(0.82)
                                             --------     ------     ------         ---------     ------    ------
Net asset value - end of period              $ 10.88      $10.75     $10.83         $   10.68     $11.64    $10.73
                                             --------     ------     ------         ---------     ------    ------
Total return[dbldag]                            3.95%++     4.67%      7.31%          (2.33)%++    6.97%     7.35%
Ratios (to average net assets)/
 Supplemental data:
 Expenses##                                     0.57%+      0.60%      0.61%             0.59%+     0.59%     0.57%
 Net investment income                          5.36%+      5.37%      5.70%             5.49%+     5.63%     6.12%
Portfolio turnover                                42%         84%        90%               74%        56%       87%
Net assets at end of period
 (000,000 omitted)                            $ 1,699      $1,798     $1,949         $   2,031     $2,195    $1,878
  +Annualized.
 ++Not annualized.
 #Per share data for the periods subsequent to October 31, 1993 is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995,
 the Fund's expenses are calculated without reduction for fees paid indirectly.
 [dbldag]Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

--------------------------------------------------------------------


Year Ended October 31,                 1991       1990       1989      1988       1987      1986
--------------------------------- ---------- ---------- ---------- --------- ---------- ---------
                                    Class A
                                  ---------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of
 period                             $10.11     $10.53     $10.57    $ 9.71    $ 11.00    $10.02
                                    ------     ------     ------    ------    -------    ------
Income from investment
 operations -
 Net investment income              $ 0.68     $ 0.68     $ 0.72    $ 0.73    $  0.72    $ 0.78
 Net realized and unrealized
  gain (loss) on investments          0.69      (0.13)      0.04      0.86      (0.90)     1.27
                                    ------     ------     ------    ------    -------    ------
   Total from investment
    operations                      $ 1.37     $ 0.55     $ 0.76    $ 1.59    $ (0.18)   $ 2.05
                                    ------     ------     ------    ------    -------    ------
Less distributions declared to
 shareholders -
 From net investment income         $(0.68)    $(0.69)    $(0.72)   $(0.73)   $ (0.72)   $(0.78)
 In excess of net investment
 income                                 --         --      (0.08)       --      (0.39)    (0.29)
 From net realized gain on
  investments                           --      (0.27)        --        --         --        --
 From paid-in capital                   --      (0.01)        --        --         --        --
                                    ------     ------     ------    ------    -------    ------
  Total distributions declared
   to shareholders                  $(0.68)    $(0.97)    $(0.80)   $(0.73)   $ (1.11)   $(1.07)
                                    ------     ------     ------    ------    -------    ------
Net asset value - end of period     $10.80     $10.11     $10.53    $10.57    $  9.71    $11.00
                                    ------     ------     ------    ------    -------    ------
Total return[dbldag]                13.85%     5.42%      7.54%      16.95%    (1.98)%    21.79%
Ratios (to average net assets)/
 Supplemental data:
 Expenses                             0.59%      0.60%      0.64%     0.65%      0.61%     0.64%
 Net investment income                6.47%      6.69%      6.87%     7.16%      6.96%     7.45%
Portfolio turnover                      98%       160%       199%      190%       218%      164%
Net assets at end of period
 (000,000 omitted)                   $1,715     $1,409     $1,259    $1,003    $   903    $  844
 [dbldag]Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

--------------------------------------------------------------------



                                        Six Months
                                             Ended        Year Ended August 31,
                                       February 28,      ----------------------
                                              1997
                                        (Unaudited)          1996       1995
                                        --------------- ---------- ----------
                                               Class B
                                        -------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period        $ 10.74      $11.10     $10.67
                                             --------     ------     ------
Income from investment operations# -
 Net investment income                       $  0.24      $ 0.49     $ 0.49
 Net realized and unrealized gain
  (loss) on investments                         0.13       (0.37)      0.16
                                             --------     ------     ------
  Total from investment
   operations                                $  0.37      $ 0.12     $ 0.65
                                             --------     ------     ------
Less distributions declared to
 shareholders -
 From net investment income                  $ (0.24)     $(0.48)    $(0.49)
 From net realized gain on
  investments                                     --          --         --
 In excess of net realized gain on
  investments                                     --          --         --
                                             --------     ------     ------
   Total distributions declared to
    shareholders                             $ (0.24)     $(0.48)    $(0.49)
                                             --------     ------     ------
Net asset value - end of period              $ 10.87      $10.74     $10.83
                                             --------     ------     ------
Total return                                    3.39%++     3.69%      6.35%
Ratios (to average net assets)/
 Supplemental data:
 Expenses##                                     1.46%+      1.55%      1.60%
 Net investment income                          4.47%+      4.42%      4.68%
Portfolio turnover                                42%         83%        90%
Net assets at end of period
 (000,000 omitted)                           $    73      $   71     $   56


                                                   Ten
                                                 Months                                     Period
                                                  Ended                                      Ended
                                              August 31,                                October 30,
                                                   1994                                     1993**
                                        ---------------- ------------------------------------------

Per share data (for a share outstanding
Net asset value - beginning of period        $   11.63                     $   11.68
                                             ---------                     ---------
Income from investment operations# -
 Net investment income                       $    0.40                     $    0.07
 Net realized and unrealized gain
  (loss) on investments                          (0.77)                        (0.05)
                                             ---------                     ---------
  Total from investment
   operations                                $   (0.37)                    $    0.02
                                             ---------                     ---------
Less distributions declared to
 shareholders -
 From net investment income                  $   (0.40)                       $(0.07)[dbldag][dbldag]
 From net realized gain on
  investments                                    (0.16)                        --
 In excess of net realized gain on
  investments                                    (0.03)                        --
                                             ---------                     ---------
   Total distributions declared to
    shareholders                             $   (0.59)                    $   (0.07)
                                             ---------                     ---------
Net asset value - end of period              $   10.67                     $   11.63
                                             ---------                     ---------
Total return                                     (3.25)%++                      1.49%+
Ratios (to average net assets)/
 Supplemental data:
 Expenses##                                       1.72%+                        1.70%+
 Net investment income                            4.41%+                        3.85%+
Portfolio turnover                                  74%                           56%
Net assets at end of period                  $      45                         $   10
(000,000 omitted)

 +Annualized.
++Not annualized.
 #Per share data for the periods subsequent to October 31, 1993 is based on average shares outstanding.
##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
**For the period from the commencement of offering of Class B shares, September
 7, 1993 to October 31, 1993.
[dbldag][dbldag]Includes a per share distribution in excess of net investment income of $0.002.


See notes to financial statements

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Municipal Bond Fund (the Fund) is a diversified series of MFS Series Trust IV (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.


Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the Fund's relative position in one or more currencies without buying and selling portfolio assets. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.


Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.


Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.


Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions paid by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.


The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

Multiple Classes of Shares of Beneficial Interest - The Fund offers both Class A and Class B shares. The two classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.19% of average daily net assets and 3.59% of investment income.


The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $11,677 for the period ended February 28, 1997.


Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $89,649 for the period ended February 28, 1997, as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted a distribution plan relating solely to Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:


The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $0 for Class B shares for the period ended February 28, 1997. Payment of the 0.25% per annum service fee will commence on such date as the Trustees of the Trust may determine. Fees incurred under the distribution plan during the period ended February 28, 1997 were 0.81% of average daily net assets attributable to Class B shares on an annualized basis.


Purchases over $1 million of Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended February 28, 1997 were $3,826 and $109,289 for Class A and Class B shares, respectively.


Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15% and up to 0.22% attributable to Class A and Class B shares, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations, aggregated $745,965,819 and $962,683,640, respectively.


The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                     $1,626,766,884
                                   --------------
Gross unrealized appreciation      $  132,237,927
Gross unrealized depreciation            (816,039)
                                   --------------
   Net unrealized appreciation     $  131,421,888
                                   --------------

(5) Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


Class A Shares

                                                Six Months                           Year Ended
                                             February 28, 1997                     August 31, 1996
                                   ------------------------------------ -------------------------------------
                                             Shares             Amount            Shares              Amount
                                   ----------------- ------------------ ----------------- -------------------
Shares sold                            114,729,890     $ 1,243,477,396      178,715,545     $ 1,948,177,673
Shares issued to shareholders in
reinvestment of distributions            2,972,804          32,324,322        5,345,853          58,555,788
Shares reacquired                     (128,686,431)     (1,397,407,216)    (196,714,962)     (2,150,166,037)
                                     -------------     ---------------    -------------     ---------------
 Net decrease                          (10,983,737)    $  (121,605,498)     (12,653,564)    $  (143,432,576)
                                     -------------     ---------------    -------------     ---------------


Class B Shares

                                                Six Months                           Year Ended
                                             February 28, 1997                    August 31, 1996
                                     ---------------------------------   ----------------------------------
                                           Shares            Amount            Shares             Amount
                                     ---------------   ---------------   ---------------   ----------------
Shares sold                              1,415,235      $ 15,337,243         2,997,177      $ 32,766,794
Shares issued to shareholders in
reinvestment of distributions               90,266           981,924           162,309         1,776,782
Shares reacquired                       (1,359,841)      (14,754,149)       (1,734,057)      (19,042,072)
                                       -----------      ------------       -----------      ------------
 Net increase                              145,660      $  1,565,018         1,425,429      $ 15,501,504
                                       -----------      ------------       -----------      ------------

(6) Line of Credit

The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the period ended February 28, 1997 was $12,865.

(7) Financial Instruments

The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


Futures Contracts

                                                                     Unrealized
                                                                     Appreciation
Description              Expiration      Contracts      Position     (Depreciation)
---------------------   -------------   ------------   -----------   ---------------
Municipal Bonds          March 1997      221            Short            $(61,474)
U.S. Treasury Bonds      March 1997      200            Short             408,060
                                                                         --------
                                                                         $346,586
                                                                         --------


At February 28, 1997, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.


The Fund also invests in indexed securities whose value may be linked to interest rates, indices or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself. The following is a summary of such securities held at February 28, 1997:

                                                 Principal
                                                 Amount                             Unrealized
Description                    Index             (000 Omitted)      Value           Depreciation
---------------------------   ---------------   ----------------   -------------   --------------
Coupon-Indexed Security:       PSA Municipal
 New York, NY, 6.6s, 2016      Swap              $4,000             $3,993,880      $(6,120)
                                                                                   ---------

(8) Restricted Securities

The Fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At February 28, 1997, the Fund owned the following restricted securities (constituting 0.59% of net assets) which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees.

                                      Date of                Par
Description                           Acquisition            Amount          Cost            Value
----------------------------------   --------------------   -------------   -------------   -------------
Alameda County, CA, Certificates
 of Participation, BIGI, 7.25s,
 2000                                 9/19/90 - 9/21/90      $9,330,000      $9,116,087      $10,481,322
                                                                                            ------------

          ----------------------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

The MFS Family of Funds[Reg]
America's Oldest Mutual Fund Group


The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time. This material should be read carefully before investing or sending money.


Stock
------------------------------------
Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS [Reg] Capital Growth Fund
MFS [Reg] Emerging Growth Fund
MFS [Reg] Gold & Natural Resources Fund
MFS [Reg] Growth Opportunities Fund
MFS [Reg] Managed Sectors Fund
MFS [Reg] OTC Fund
MFS [Reg] Research Fund
MFS [Reg] Research Growth and Income Fund
MFS [Reg] Strategic Growth Fund
MFS [Reg] Value Fund

Stock and Bond
------------------------------------
MFS [Reg] Total Return Fund
MFS [Reg] Utilities Fund

Bond
------------------------------------
MFS [Reg] Bond Fund
MFS [Reg] Government Mortgage Fund
MFS [Reg] Government Securities Fund
MFS [Reg] High Income Fund
MFS [Reg] Intermediate Income Fund
MFS [Reg] Strategic Income Fund

Limited Maturity Bond
------------------------------------
MFS [Reg] Government Limited Maturity Fund
MFS [Reg] Limited Maturity Fund
MFS [Reg] Municipal Limited Maturity Fund

World
------------------------------------
MFS [Reg]/Foreign & Colonial Emerging
 Markets Equity Fund
MFS [Reg]/Foreign & Colonial International
 Growth Fund
MFS [Reg]/Foreign & Colonial International
 Growth and Income Fund
MFS [Reg] World Asset Allocation Fund SM
MFS [Reg] World Equity Fund
MFS [Reg] World Governments Fund
MFS [Reg] World Growth Fund
MFS [Reg] World Total Return Fund

National Tax-Free Bond
------------------------------------
MFS [Reg] Municipal Bond Fund
MFS [Reg] Municipal High Income Fund
MFS [Reg] Municipal Income Fund

State Tax-Free Bond
------------------------------------
Alabama, Arkansas, California, Florida, Georgia, Maryland, Massachusetts, Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, West Virginia

Money Market
------------------------------------
MFS [Reg] Cash Reserve Fund
MFS [Reg] Government Money Market Fund
MFS [Reg] Money Market Fund

MFS (Reg) Municipal Bond Fund

Trustees
A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor;
Former Chairman and Director (until 1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company

Peter G. Harwood - Private Investor

J. Atwood Ives - Chairman and Chief Executive Officer, Eastern Enterprises

Lawrence T. Perera - Partner, Hemenway & Barnes

William J. Poorvu - Adjunct Professor, Harvard University Graduate School of Business Administration

Charles W. Schmidt - Private Investor

Arnold D. Scott* - Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company

Jeffrey L. Shames* - President and Director, Massachusetts Financial Services Company

Elaine R. Smith - Independent Consultant

David B. Stone - Chairman, North American Management Corp. (investment advisers)

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Portfolio Manager
Robert A. Dennis*

Treasurer
W. Thomas London*

Assistant Treasurer
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Custodian
State Street Bank and Trust Company

*Affiliated with the Investment Adviser

Investor Information
For MFS stock and bond market outlooks, call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

World Wide Web
www.mfs.com


--------------------------------------------------------------------------------

[DALBAR LOGO]

For the third year in a row, MFS earned a #1 ranking in the DALBAR, Inc. Broker/Dealer Survey, Main Office Operations Service Quality Category. The firm achieved a 3.48 overall score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."

--------------------------------------------------------------------------------
                                                                              29

MFS(R) Municipal                [DALBAR LOGO]              ----------------
Bond Fund                                                     Bulk Rate
                                                              U.S. Postage
                                                              P A I D
500 Boylston Street                                           Permit #55638
Boston, MA 02116-3741                                         Boston, MA
                                                            ----------------



[MFS Investment Management Logo]
We invented the mutual fund(SM)






(C) 1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                     MMB-3 4/97  53M     17/217